Fair Value (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The following table provides information by level for assets and liabilities that are measured at fair value, as defined by ASC 820, on a recurring basis.

	Yen in millions
	Fair Value at March 31, 2011	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Assets:
Marketable securities	¥14,623	¥14,623	—	—
Derivatives	¥654	¥179	¥475	—

Total assets:	¥15,277	¥14,802	¥475	—

	Yen in millions
	Fair Value at March 31, 2012	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Assets:
Marketable securities	¥14,051	¥14,051	—	—
Derivatives	¥187	¥22	¥165	—

Total assets:	¥14,238	¥14,073	¥165	—

Liabilities:
Derivatives	¥44	¥44	—	—

Fair Value, by Balance Sheet Grouping

The estimated fair values of NIDEC’s financial instruments are summarized as follows:

	Yen in millions		Yen in millions
	March 31, 2011		March 31, 2012
	Carrying amount	Estimated fair value	Carrying amount	Estimated Fair value
Asset (Liability)
Cash and cash equivalents	¥94,321	¥94,321	¥130,290	¥130,290
Short-term investments	2,745	2,745	7,810	7,810
Short-term loan receivable	141	141	119	119
Long-term loan receivable	241	243	85	86
Short-term borrowings	(52,018)	(52,018)	(59,608)	(59,608)
Commercial papers	—	—	(27,000)	(27,000)
Long-term debt including the current portion and excluding capital lease obligation	¥(100,751)	¥(104,891)	¥(100,602)	¥(103,218)